Stock Award Plans and Stock-based Compensation - Schedule of Grant Date Fair Value (Detail) - $ / shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Option Indexed to Issuer's Equity [Line Items]
Dividend yield					0.00%	0.00%
Number of options granted	150	1,366	6,033	9,266	12,506	7,020
Weighted-average expected volatility	63.45%		62.56%
Weighted-average fair value per share of grants	$ 13.80	$ 42.90	$ 19.20	$ 60.60	$ 53.10	$ 48.60
Weighted-average risk-free interest rate	1.90%		2.16%
Weighted-average expected option term (in years)	6 years 3 months	6 years 3 months	6 years 5 months 15 days
Minimum [Member]
Option Indexed to Issuer's Equity [Line Items]
Weighted-average expected volatility		60.00%		60.00%	60.00%	62.71%
Weighted-average risk-free interest rate		2.73%		2.73%	2.65%	0.58%
Weighted-average expected option term (in years)				6 years 3 months	6 years 3 months	5 years 9 months
Maximum [Member]
Option Indexed to Issuer's Equity [Line Items]
Weighted-average expected volatility		61.00%		62.00%	61.96%	80.00%
Weighted-average risk-free interest rate		2.78%		3.04%	3.17%	2.29%
Weighted-average expected option term (in years)				9 years 11 months 1 day	9 years 11 months 1 day	6 years 3 months